Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

June 30, 2020

AFF45-QTLY-0820
1.833434.114

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $2,149,364)	2,150,000	2,149,455
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (b)	6,102,313	$98,857,472
Fidelity Advisor Series Growth Opportunities Fund (b)	4,391,368	69,076,221
Fidelity Advisor Series Small Cap Fund (b)	3,986,630	41,979,214
Fidelity Series All-Sector Equity Fund (b)	4,180,899	40,429,294
Fidelity Series Commodity Strategy Fund (b)	9,642,377	37,026,727
Fidelity Series Large Cap Stock Fund (b)	10,220,212	143,798,389
Fidelity Series Large Cap Value Index Fund (b)	1,327,367	14,587,765
Fidelity Series Opportunistic Insights Fund (b)	4,731,077	91,120,541
Fidelity Series Small Cap Opportunities Fund (b)	4,203,908	51,413,793
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,554,035	88,961,967
Fidelity Series Value Discovery Fund (b)	7,825,722	91,560,943
TOTAL DOMESTIC EQUITY FUNDS
(Cost $681,394,377)		768,812,326

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	3,534,979	33,723,696
Fidelity Series Emerging Markets Fund (b)	2,603,974	22,263,980
Fidelity Series Emerging Markets Opportunities Fund (b)	10,491,001	201,112,490
Fidelity Series International Growth Fund (b)	6,174,758	105,835,351
Fidelity Series International Small Cap Fund (b)	1,877,403	30,000,906
Fidelity Series International Value Fund (b)	12,586,720	105,854,318
Fidelity Series Overseas Fund (b)	10,218,135	105,451,151
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $545,877,149)		604,241,892

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	980,814	8,797,903
Fidelity Series Floating Rate High Income Fund (b)	196,172	1,691,006
Fidelity Series High Income Fund (b)	1,172,767	10,355,528
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,811,502	29,380,200
Fidelity Series International Credit Fund (b)	72,623	743,660
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,245,489	33,720,631
Fidelity Series Real Estate Income Fund (b)	619,144	5,980,935
TOTAL BOND FUNDS
(Cost $87,197,843)		90,669,863

Short-Term Funds - 1.0%
Fidelity Cash Central Fund 0.12% (c)	3,240,892	3,241,540
Fidelity Series Government Money Market Fund 0.25% (b)(d)	8,864,846	8,864,846
Fidelity Series Short-Term Credit Fund (b)	255,775	2,614,025
TOTAL SHORT-TERM FUNDS
(Cost $14,648,709)		14,720,411
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,331,267,442)		1,480,593,947
NET OTHER ASSETS (LIABILITIES) - 0.0%		(462,970)
NET ASSETS - 100%		$1,480,130,977

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Sept. 2020	$98,570	$(75)	$(75)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	Sept. 2020	3,708,240	(109,219)	(109,219)
ICE E-mini MSCI EAFE Index Contracts (United States)	17	Sept. 2020	1,511,640	(50)	(50)
TOTAL FUTURES CONTRACTS					$(109,344)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,481,620.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,601
Total	$1,601

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$75,607,075	$5,688,914	$5,807,435	$--	$497,660	$22,871,258	$98,857,472
Fidelity Advisor Series Growth Opportunities Fund	48,812,389	3,682,939	3,955,965	--	75,199	20,461,659	69,076,221
Fidelity Advisor Series Small Cap Fund	32,087,950	2,285,304	655,917	--	26,984	8,234,893	41,979,214
Fidelity Series All-Sector Equity Fund	33,154,194	1,583,251	1,916,643	--	-166,387	7,774,879	40,429,294
Fidelity Series Canada Fund	24,582,543	5,273,135	108,803	--	-22,965	3,999,786	33,723,696
Fidelity Series Commodity Strategy Fund	41,372,338	1,627,975	7,678,860	--	-2,798,349	4,503,623	37,026,727
Fidelity Series Emerging Markets Debt Fund	7,803,484	250,586	145,954	118,880	751	889,036	8,797,903
Fidelity Series Emerging Markets Fund	14,581,407	4,660,547	264,730	--	17,902	3,268,854	22,263,980
Fidelity Series Emerging Markets Opportunities Fund	136,554,263	32,709,465	2,357,010	--	131,369	34,074,403	201,112,490
Fidelity Series Floating Rate High Income Fund	1,561,377	51,512	35,311	19,648	-261	113,689	1,691,006
Fidelity Series Government Money Market Fund 0.25%	37,187,479	5,049,874	33,372,507	23,592	--	--	8,864,846
Fidelity Series High Income Fund	9,537,674	306,380	176,558	147,059	968	687,064	10,355,528
Fidelity Series Inflation-Protected Bond Index Fund	26,536,334	4,826,027	2,931,120	14,755	7,206	941,753	29,380,200
Fidelity Series International Credit Fund	689,132	5,117	--	5,118	--	45,244	743,660
Fidelity Series International Growth Fund	103,711,518	1,410,596	17,206,412	--	3,010,211	14,909,438	105,835,351
Fidelity Series International Small Cap Fund	24,772,817	912,211	577,923	--	26,531	4,867,270	30,000,906
Fidelity Series International Value Fund	92,670,000	2,965,314	6,305,216	--	-841,373	17,365,593	105,854,318
Fidelity Series Large Cap Stock Fund	122,724,451	3,702,455	3,757,927	--	-382,098	21,511,508	143,798,389
Fidelity Series Large Cap Value Index Fund	12,769,836	221,552	245,983	--	10,527	1,831,833	14,587,765
Fidelity Series Long-Term Treasury Bond Index Fund	30,290,447	6,286,625	2,065,797	659,146	329,292	(1,119,936)	33,720,631
Fidelity Series Opportunistic Insights Fund	71,492,194	6,531,333	4,959,190	--	-127,992	18,184,196	91,120,541
Fidelity Series Overseas Fund	86,562,100	5,933,181	4,434,092	--	-337,802	17,727,764	105,451,151
Fidelity Series Real Estate Income Fund	5,147,913	181,352	110,642	81,511	-1,978	764,290	5,980,935
Fidelity Series Short-Term Credit Fund	2,483,455	58,266	14,297	15,094	112	86,489	2,614,025
Fidelity Series Small Cap Opportunities Fund	40,625,599	3,179,344	812,608	--	39,231	8,382,227	51,413,793
Fidelity Series Stock Selector Large Cap Value Fund	75,740,241	2,596,307	1,476,694	--	34,719	12,067,394	88,961,967
Fidelity Series Value Discovery Fund	78,303,780	1,851,505	2,655,484	--	3,063	14,058,079	91,560,943
Total	$1,237,361,990	$103,831,067	$104,029,078	$1,084,803	$-467,480	$238,502,286	$1,475,202,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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